SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended
	Aug. 03, 2021 $ / shares	Jul. 22, 2021 shares	Jul. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 25, 2020 $ / shares	Jan. 15, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares shares	Dec. 05, 2017 $ / shares	Feb. 28, 2013 $ / shares shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share											$ 0.0001			$ 0.0001
Warrant [Member]
Subsequent Event [Line Items]
Warrants exercise price										$ 0.01	$ 0.01
Warrant term										5 years	5 years
GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants exercise price							$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares							566,288
IPO [Member]
Subsequent Event [Line Items]
Warrants exercise price										$ 11.50	$ 11.50
Private Placement [Member]
Subsequent Event [Line Items]
Warrants exercise price																$ 11.50
Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants exercise price										11.50
Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Warrants exercise price										1.00	1.00	$ 11.50	$ 1.00
Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.000025	$ 0.000025			$ 0.000025
Business acquisition exchange ratio of common stock issued									0.06585
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants exercise price															$ 0.20		$ 0.41
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares															100,000		200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted stock unit vesting descritpion		The restricted stock units vest over one year with 50% of the vesting contingent upon certain market conditions.
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number shares public and investor relations services | shares		200,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Warrants exercise price			$ 10.01
Number of warrants shares | shares			1,106,108
Warrant term			3 years
Payment of commitment fee | $			$ 1,200,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceed from merger | $				$ 7,800,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Number shares public and investor relations services | shares		500,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number shares public and investor relations services | shares		50,000
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants exercise price							$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares							566,288
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $							$ 2,000,000
Subsequent Event [Member] | Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Additional loan commitment amount | $						$ 160,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount | $					$ 300,000
Line of Credit Facility, Current Borrowing Capacity | $					$ 460,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Business acquisition exchange ratio of common stock issued									0.06585
Proceeds from Convertible Debt | $									$ 50,000
Proceed from merger | $								$ 50,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares							500,000		500,000
Stock Issued During Period, Shares, New Issues | shares									500,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition exchange ratio of common stock issued							0.06585
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Settlement Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price	$ 11.50
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Settlement Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price	$ 10.00